UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street   Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period: 9/30/12

Item 1.  Reports to Stockholders.

altegris. TRUSTED ALTERNATIVES. INTELLIGENT INVESTING:

September 30, 2012

Altegris Macro Strategy Fund

Distributed by Northern Lights Distributors, LLC | Member FINRA

Semi-Annual Report

Class A (MCRAX)
Class C (MCRCX)
Class I (MCRIX)
Class N (MCRNX)

SUB-ADVISED BY
J.P. Morgan Investment Management, Inc.
270 Park Avenue
New York, NY 10017

888.524.9441

www.altegris.com/mutualfunds

Altegris Macro Strategy Fund

Semi-Annual Report

November 2012

Dear Investor:

Fund Overview

The Altegris Macro Strategy Fund delivered returns from April 1, 2012 through Sept. 30, 2012 of -0.31% for its A shares (MCRAX), -0.63% for its C shares (MCRCX), -0.21% for its N shares (MCRNX) and -0.10% for its I shares (MCRIX). During the same time period, the BofA Merrill Lynch 3 Month T-Bill Index returned 0.06%, the Barclay Global Macro Index returned -0.20%, the S&P 500 TR Index returned 3.42% and the MSCI World Index returned -0.04%. The Fund’s assets under management totaled $393.6 million as of Sept. 30, 2012.

The Fund aims to achieve absolute returns from income and capital appreciation by providing investors with liquid exposure to what it believes are best of breed1 managers within the global macro strategy. The Fund is designed to offer investors the potential to reduce portfolio volatility and generate strong, non-correlated returns regardless of the direction of the broader securities markets. The Fund seeks to achieve this objective through robust asset allocation and manager selection, as well as the capabilities of the Fund’s experienced portfolio managers.

While the Fund seeks to deliver the key attributes of the global macro strategy, it is important to understand that it is not designed to closely track a particular strategy index. Furthermore, the diverse trading strategies and general lack of correlation among global macro managers within both relevant industry benchmarks and the Fund will often lead to divergent performance between the Fund and strategy indices such as the Barclay Global Macro Index.

For the period under review, the global investment environment was difficult and characterized by a tug of war between fluctuating underlying fundamentals, overarching macro-economic concerns and the anticipation of—and reaction to—government intervention. In spite of these challenges, we maintain our conviction in the managers accessed by our Fund’s ability to opportunistically deliver strong risk-adjusted returns in even the most challenging of markets.

1 Altegris defines “best of breed” as managers which in our opinion have demonstrated success in terms of sustained investment edge, effective risk management processes and established operational infrastructure.

Fund Allocations

The managers accessed by the Fund can be grouped within two primary categories: discretionary global macro and foreign exchange. Discretionary managers take a top-down approach to investing in stock index, currency, fixed income and commodity futures markets and utilize fundamental data such as supply and demand, GDP statistics, unemployment rates, the yield curve shape, etc., rather than solely rely on the price at which a certain contract is trading. This “go-anywhere” mandate allows managers to keenly spot market anomalies, mispriced assets and other significant shifts in economic patterns. The Fund’s discretionary exposure comprises:

•

The Denali Global Discretionary Program (Denali Class), a short-term strategy managed by Denali Asset Management; and

•

The Krom River Commodity Program (Krom Class), a commodity trading strategy managed by Krom River Investment Management.

Like discretionary global macro managers, foreign exchange macro managers generally utilize a fundamental approach to trade global currency markets. The concept behind this group is that a proper analysis of global growth, inflation, monetary policy, flow of funds and other fundamental factors can help predict currency movements over a medium-term time horizon. The Fund’s FX exposure comprises:

•

The Ortus FX Strategy (Ortus Class), a systematic approach focused to trading the global currency markets managed by Ortus Capital Management; and

•

The P/E FX Aggressive Strategy (P/E Class), a systematic approach to trading the major global currency markets managed by P/E Investments.

The Fund’s portfolio allocations remained unchanged during the period under review, and were as follows as of September 30, 2012:

Futures Allocation by Manager | As of 09/30/2012

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary, which will invest in the classes of the global macro securities shown above as issued by an Underlying Pool. Each class corresponds to the performance of a managed account at the Underlying Pool with the aim of providing aggregate exposure to the global macro programs selected by Altegris Advisors as if 100%–125% of the Fund’s net assets were invested in the programs.

In order to pursue the Fund’s objectives, we have selected global macro managers that share a highly fundamental approach to trading the global markets—two that pursue a fully discretionary strategy, and two that trade currencies in a fundamental, systematic manner. The managers all have decades of experience in their respective trading strategies, and bring complementary skills and distinct risk-return characteristics to the Fund. Most importantly, we expect the low correlations among managers within the Fund as well as between the Fund and relevant strategy benchmarks to continue.

Market Commentary

As the market moved into the second quarter of 2012, it quickly became apparent that the optimism building in the first quarter of this year had been something of a false start. Government policy solutions had failed to overcome worsening fundamentals, including the deterioration of Europe, a weak economic recovery in the US, and a generally tenuous situation worldwide. The lack of impactful policy responses left the market at the mercy of new recessionary fears in April and May of 2012. However, the markets began to rally in June in anticipation of policymakers finally overcoming their indecisiveness and taking action.

That intervention finally arrived in the third quarter of 2012, fundamentally altering the course of global markets—at least temporarily. In September, US Federal Reserve Chairman Ben Bernanke and European Central Bank President Mario Draghi overturned the status quo by announcing unlimited sovereign bond purchases in Europe and open-ended quantitative easing in the United States under QE3. These strong actions put to rest many investors’ fears about a near-term tail risk and set off a broad rally in global markets. However, this sense of certainty faded in subsequent weeks as lackluster US data spurred fresh concerns about the global economy, and the European crisis threatened to flare up again with anti-austerity protests in Spain and Greece and new worries about Spanish banks. These developments caused a stall in the market rally and left observers with a question: Now that policy-makers have taken decisive action and promised ongoing support, can economic fundamentals build upon the positive momentum enough to become self-sustaining?

Fund and Manager Performance

Over the six-month period spanning Q2 and Q3 2012, the Fund delivered performance of -0.31%. While an essentially flat performance is never commendable, we think of it in terms of how one might use a seatbelt. While many invested in the strategy seek downside protection for their portfolios, policy announcements gave rise to market rallies, and in retrospect no safety mechanism was needed. History has shown us, however, that having a well-diversified portfolio with allocations to lowly correlated strategies such as global macro has paid off over the long term. Even now—and despite promises by the ECB and the Fed that “disaster” risk is no longer a concern—tail risk remains present.

Despite some questions about the staying power of the recent policy responses, by the end of the time period the discretionary managers accessed by the Fund had shifted to what would best be described as a “long economy” position. To put it bluntly: You can’t fight the tape, but you can still be a skeptic. As the managers at Denali said: “The battle between weakening fundamentals and supportive central banks has reached a new phase. There can now be no doubting the commitment of global central banks to do whatever they can to support equities and other risk assets.” At the same time, one must question how much of this monetary accommodation has been priced into financial markets and how much these policies will really support the real economy2. However, the managers accessed by the Fund have retained a generally cautious outlook by limiting exposures overall until they get a clearer picture of whether Q3’s policy interventions will result in sustained improvements to the global economic outlook.

The two primary themes behind the Fund’s performance during the period were: 1) The Eurozone story and 2) The drought-driven rally in grains. Managers accessed by the Fund benefited from risk-off positioning going into Q2, a stance characterized by shorting the euro, which worked well during Q2 and early Q3 due to ongoing concerns about the peripheral European countries and the sustainability of US growth. However, the sharp market reversal following Europe’s “Outright Monetary Transactions” program and the Fed’s QE3 resulted in a partial but meaningful giveback of earlier risk-off profits toward the end of the time period.

At the same time, the managers accessed by the Fund during the period benefited from bullish stances in commodities. In particular, a drought in the Midwest of the United States significantly reduced crop yields and drove prices higher, thus allowing managers who were attuned to the supply/demand dynamics to profit in grains. Long positions in corn, wheat and soybeans were particularly profitable for the Fund—as they were up 17.43%, 36.59% and 14.11%, respectively, during the period.

2 Denali Asset Management, August 2012 Newsletter

Class A Fund Performance by Sector | 04/02/2012 - 09/30/2012 Past performance is not necessarily indicative of future results.

PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. The data is estimated and obtained from third parties including managers, clearing firms and exchanges. These sources are believed to be reliable, but their accuracy cannot in all cases be independently verified. As such, the data is subject to correction or change without notice and should not be relied upon to make an investment decision or recommendation.

Among the discretionary managers, Denali Class (“Denali”) contributed 0.19% to the Fund’s performance during the period and Krom Class (“Krom”) contributed 0.21%. Among the FX managers, Ortus Class (“Ortus”) contributed 0.24% to the Fund’s performance during the period and P/E Class (“P/E”) contributed -0.96%.

The managers accessed by the Fund entered the period biased toward risk-off positioning, with the exception of Krom. During Q2, Ortus, P/E and Denali benefitted from the fact that all were short euro currency, against a backdrop of worsening fundamentals and bearish price momentum that accelerated the euro’s decline. P/E in particular maintained concentrated positions in both short euro currency and short the Australian dollar, while long fixed income and long grain positions also added positive attribution, most notably due to a directional trade in corn futures by Krom. However, true to the unpredictable nature of recent markets, risk-on assets rallied on the last trading day of Q2 as stock index futures climbed, the euro appreciated and commodity futures rose substantially on the news of yet another European bailout. Because Ortus, P/E and Denali were all positioned risk-off, this rally erased the majority of their earlier gains.

In the third quarter, the Fund’s discretionary allocations to Denali and Krom displayed the hallmarks of the global macro strategy: flexible, nimble and seeking to capitalize on market inefficiencies. Denali adeptly adjusted its portfolio as risk-on and risk-off news impacted global markets, and exploited positive market reaction to the ECB and Fed by adding significant long euro currency positions and other risk-on themes. Krom was equally opportunistic, capitalizing on bullish fundamentals related to the Midwest drought. In addition, profits in grains and precious metal futures were enough to make Krom the top-performing manager for the Fund in Q3. Ortus delivered a strong quarterly performance as well, with gains coming in particular from trading against the euro.

On the other hand, the other systematic FX manager, P/E, had its worst quarter since the Fund’s inception in 2011, due to losses from the euro and Australian dollar. P/E has built an impressive track record using global macro fundamentals to predict movement in foreign exchange markets; the manager accomplishes this by taking fairly concentrated positions. However, with concentrated exposure can come periods of negative returns as well. While this quarter has been difficult, the manager has shown the ability to manage out of drawdowns over numerous market cycles, and we expect that to continue.

Outlook

A market that entered the third quarter with serious concerns of renewed crisis headed into the second half of September fueled by the prospects of open-ended stimulus in both Europe and the United States. In short order, however, momentum from these policy moves began to wane as fundamentals regained their influence. At quarter-end, the policy actions had not yet had a chance to impact fundamentals and the longer-term success of these ongoing programs remains an open question. Looking to the not-so-distant future, investors see considerable risk associated with the US “fiscal cliff.” As the quarter came to a close, one thing seems certain: Regardless of the long-term effectiveness of policy interventions, central bankers have not eliminated the short-term uncertainty that has gripped global markets throughout this year.

In such an environment, we would expect the managers accessed by the Fund to generally proceed with caution until it becomes clear that market fundamentals are strong enough to sustain the initial momentum provided by the promise of unlimited stimulus. More broadly, we believe that the flexibility and ability to capitalize on market inefficiencies that are hallmarks of these managers should serve investors well in an uncertain environment.

We thank you for investing in the Altegris Macro Strategy Fund, and look forward to enhancing our partnership with you.

Sincerely,

Allen Cheng

         Matt Osborne

Chief Investment Officer

         Executive Vice President

Co-Portfolio Manager

         Co-Portfolio Manager

Altegris Macro Strategy Fund Performance Review | April 1, 2012–September 30, 2012

	Q2 2012	Q3 2012	YTD 2012	1-Year	Annualized Since Inception*
Class A	-0.11%	-0.21%	-3.74%	-5.27%	-3.55%
Class A (max load) **	-5.82%	-5.92%	-9.24%	-10.68%	-7.75%
Class N	-0.11%	-0.11%	-3.74%	-5.27%	-3.55%
Class I	-0.10%	0.00%	-3.53%	-4.97%	-3.25%
BofA Merrill Lynch 3 Month T-Bill Index	0.02%	0.03%	0.07%	0.07%	0.07%
Barclay Global Macro Index	-2.63%	2.52%	2.60%	2.85%	-0.86%
S&P 500 TR Index	-2.75%	6.35%	16.44%	30.20%	9.49%
MSCI World Index	10.94%	6.13%	10.90%	18.79%	-1.36%
					10/20/11-09/30/12
Class C	-0.21%	-0.42%	-4.25%	NA	-4.82%

* The inception date of Class A, Class N and Class I is 06/01/11; the inception date of Class C is 10/20/11. PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. Returns for periods longer than one year are annualized. Barclay Global Macro Index is a monthly index; since inception performance shown since 05/31/11. BofA Merrill Lynch 3-Month T-Bill Index since inception performance shown since the inception date of Class A.

** The maximum sales charge (load) for Class A is 5.75%. Class A Share investors may be eligible for a reduction in sales charges. See prospectus for more information. The Fund’s adviser has contractually agreed to reduce fees and absorb expenses of the Fund until at least October 31, 2013 This agreement may be terminated by the Fund’s Board of Trustees on 60 days written notice to the adviser.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2013, to ensure that the net annual fund operating expenses will not exceed 1.95% for Class A, 1.95% for Class N, 2.70% for Class C and 1.70% for Class I. Without these waivers, the Fund’s total annual operating expenses would be 4.75% for Class A, 4.75% for Class N, 5.50% for Class C and 4.50% for Class I, subject to possible recoupment from the Fund in future years. Please review the Fund’s Prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month end, please call (888) 524-9441.

(10.31.2011)

INDEX DEFINITIONS

BofA Merrill Lynch 3 month T-Bill Index is an unmanaged index that measures returns of three-month Treasury Bills.

Barclay Global Macro Index track the performance of ~175 global macro programs, by ending monthly values, net of fees, as reported to Barclay Hedge.

MSCI World Index is a free float-adjusted market capitalization weighted index that measures equity market performance of 24 developed market country indices.

1866-NLD-11/15/2012

Altegris Macro Strategy Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2012

The fund's performance figures* for the six months ending September 30, 2012, compared to its benchmarks:
		Annualized **
		Since Inception
	Six Months	June 1, 2011
Altegris Macro Strategy Fund - Class A	(0.31)%	(3.55)%
Altegris Macro Strategy Fund - Class A with load ***	(6.02)%	(7.75)%
Altegris Macro Strategy Fund - Class C ****	(0.63)%	(4.82)%
Altegris Macro Strategy Fund - Class I	(0.10)%	(3.25)%
Altegris Macro Strategy Fund - Class N	(0.21)%	(3.55)%
Bank of America Merrill Lynch 3-Month Treasury Bill Index *****	0.06%	0.07%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-888-524-9441.

** Annualized for periods more than one year.
*** Class A with load total return is calculated using the maximum sales charge of 5.75%.
**** Inception date is October 20, 2011 for Class C shares.
***** Bank of America Merrill Lynch 3-Month Treasury Bill Index: Consists of U.S. Treasury Bills maturing in 90 days. Investors cannot invest directly in an index.

Holdings by type of investment	% of Net Assets
Bonds & Notes	30.5%
Commercial Paper	22.7%
Certificates of Deposit	10.0%
Discount Agency Notes	8.4%
U.S. Government Obligations	3.1%
Other, Cash & Cash Equivalents	25.3%
	100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
Principal Amount ($)			Yield (a)	Maturity	Market Value
	SHORT-TERM INVESTMENTS - 74.8%
	BONDS & NOTES - 30.5%
7,000,000	Federal Home Loan Banks		0.160	2/8/2013	$ 7,000,490
6,530,000	Federal Home Loan Banks		0.375	1/29/2013	6,534,166
10,000,000	Federal Home Loan Banks		0.180	1/10/2013	10,001,300
12,450,000	Federal Home Loan Banks		0.210	12/21/2012	12,452,116
5,000,000	Federal Home Loan Banks		4.500	11/15/2012	5,026,600
6,000,000	Federal Home Loan Banks		0.200	11/7/2012	6,000,420
7,500,000	Federal Home Loan Banks		0.125	11/2/2012	7,499,647
3,900,000	Federal Home Loan Banks		0.125	10/25/2012	3,900,000
7,000,000	Federal National Mortgage Association (b)		1.250	8/20/2013	7,064,820
6,000,000	Federal National Mortgage Association (b)		1.750	5/7/2013	6,056,880
4,300,000	Federal National Mortgage Association (b)		0.750	2/26/2013	4,310,449
5,800,000	Federal National Mortgage Association (b)		1.750	2/22/2013	5,835,786
3,220,000	Federal National Mortgage Association (b)		0.500	10/30/2012	3,220,934
9,000,000	United States Treasury Note		1.125	6/15/2013	9,059,766
10,250,000	United States Treasury Note		0.500	5/31/2013	10,272,017
1,000,000	United States Treasury Note		1.375	5/15/2013	1,007,461
5,000,000	United States Treasury Note		1.750	4/15/2013	5,042,578
10,000,000	United States Treasury Note		1.375	3/15/2013	10,055,469
	TOTAL BONDS & NOTES (Cost - $120,325,927)				120,340,899

	CERTIFICATES OF DEPOSIT - 8.4%
9,100,000	Bank of Montreal		0.190	10/3/2012	9,100,000
6,500,000	Mizuho Bank		0.170	10/5/2012	6,500,000
8,500,000	Norinchukin Bank		0.170	10/4/2012	8,500,000
9,100,000	Sumitomo Mitsui		0.170	10/19/2012	9,100,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $33,200,000)				33,200,000

	COMMERCIAL PAPER - 22.7%
6,000,000	Alpine Securities (c)		0.190	10/25/2012	5,999,177
13,000,000	Bank of Nova Scotia		0.080	10/1/2012	12,999,942
6,550,000	BMW US Capital (c)		0.150	10/10/2012	6,549,700
7,800,000	Chevron (c)		0.110	10/17/2012	7,799,571
5,750,000	Mont Blanc Capital Corp. (c)		0.180	10/1/2012	5,749,942
9,100,000	NetJets, Inc. (c)		0.130	10/3/2012	9,099,868
8,300,000	Northern Pines (c)		0.230	10/5/2012	8,299,682
500,000	Pfizer, Inc. (c)		0.100	10/9/2012	499,986
8,000,000	Regency Markets (c)		0.200	10/5/2012	7,999,734
6,000,000	Shizuoka Bank		0.210	10/1/2012	5,999,973
9,100,000	Toronto-Dominion Holdings (c)		0.160	10/12/2012	9,099,474
9,100,000	Wal-Mart Stores, Inc. (c)		0.110	10/5/2012	9,099,833
	TOTAL COMMERCIAL PAPER (Cost - $89,196,882)				89,196,882

	DISCOUNT AGENCY NOTES - 10.1%
5,806,000	Federal Farm Credit Discount Notes		0.010	10/1/2012	5,805,997
4,700,000	Federal Farm Credit Discount Notes		0.070	10/26/2012	4,699,753
10,550,000	Federal Home Loan Bank Discount Notes		0.130	10/5/2012	10,549,771
8,750,000	Federal Home Loan Bank Discount Notes		0.138	11/14/2012	8,748,457
10,000,000	Federal National Mortgage Association Discount Notes (b)		0.040	10/16/2012	9,999,811
	TOTAL DISCOUNT AGENCY NOTES (Cost - $39,803,789)				39,803,789

See accompanying notes to financial statements.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Principal Amount ($)			Yield (a)	Maturity	Market Value
	U.S. GOVERNMENT OBLIGATIONS - 3.1%
12,150,000	United States Treasury Bill		0.0516	10/18/2012	$ 12,149,513
	TOTAL U.S. GOVERNMENT OBLIGATIONS - (Cost - $12,149,513)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $294,676,111)				294,691,083

No. of Contracts	PURCHASED CALL OPTIONS - 0.6%
502	CORN @ 900			March-13	436,113
287	COTTON @ 85			December-12	12,915
143	CRUDE OIL @ 100			December-12	188,760
258	CRUDE OIL @ 110			December-15	1,555,740
140	EURO FX CURRENCY @ 1.35			December-12	45,500
143	EURO RAPESEED @ 490			November-12	61,330
72	NATURAL GAS @ 10			April-13	720
143	NATURAL GAS @ 15			April-13	1,430
	TOTAL PURCHASED CALL OPTIONS (Premiums - $3,684,935)				2,302,508

	PURCHASED PUT OPTIONS - 0.5%
1,125	CORN FUTURE @ 650			December-12	133,594
502	CORN FUTURE @ 700			December-12	251,000
165	EURO MILL WHT @ 220			January-13	4,562
107	EURO MILL WHT @ 240			January-13	16,650
573	EURO MILL WHT @ 220			March-13	63,371
573	EURO MILL WHT @ 230			March-13	124,532
287	EURO MILL WHT @ 180			November-12	185
143	EURO MILL WHT @ 200			November-12	92
538	EURO RAPESEED @ 480			February-13	532,738
100	EURO RAPESEED @ 400			November-12	64
129	EURO RAPESEED @ 410			November-12	83
143	EURO RAPESEED @ 470			November-12	18,574
287	LIVE CATTLE @ 126			December-12	370,230
330	LIVE CATTLE @ 128			February-13	438,900
	TOTAL PURCHASED PUT OPTIONS (Premiums - $3,092,043)				1,954,575

	PURCHASED CURRENCY OPTIONS - 0.0%
20	EUR CALL / GBP PUT			October-12	9
39	USD PUT / BRL CALL			July-13	9,626
6	USD PUT / SEK CALL			October-12	436
26	USD PUT / SEK CALL			October-12	18
	TOTAL PURCHASED PUT OPTIONS (Premiums - $92,265)				10,089

	TOTAL INVESTMENTS - 75.9% (Cost - $301,545,354)				$ 298,958,255
	OTHER ASSETS LESS LIABILITIES - 24.1%				94,764,516
	NET ASSETS - 100.0%				$ 393,722,771

See accompanying notes to financial statements.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012

(a)	Represents annualized yield at date of purchase for discount securities and coupon for coupon based securities.
(b)

Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and Federal Home Loan Mortgage Corp. currently operate under a federal conservatorship.

(c)

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012 these securities amounted to  $70,196,967 or 17.83% of net assets.

(d)

Represents cost for financial reporting purposes.  Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:		$ 188,080
			Unrealized Depreciation:		(2,775,179)
			Net Unrealized Depreciation:		$ (2,587,099)

SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS

			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	September 30, 2012 (a)	Gain/Loss
	EURO DENOMINATED
16	Euro-BTP	12-Dec	$ 2,161,586	$ 2,168,710	$ 7,124
344	MILL WHEAT EURO	13-Mar	5,209,827	5,784,171	574,344
57	MILL WHEAT EURO	12-Nov	974,916	974,000	(916)
164	RAPESEED EURO	13-Feb	5,245,466	5,122,331	(123,135)
54	Short Euro-BTP	12-Dec	7,370,555	7,388,147	17,592
					475,009
	US DOLLAR DENOMINATED
17	BRENT CRUDE	12-Nov	1,911,820	1,910,630	(1,190)
26	C$ CURRENCY	12-Dec	2,665,390	2,638,740	(26,650)
28	COFF ROBUSTA 10tn	12-Nov	603,710	610,960	7,250
31	COFFEE 'C'	12-Dec	2,017,688	2,016,938	(750)
368	CORN	12-Dec	14,231,838	13,915,000	(316,838)
18	EURO FX CURR	12-Dec	2,909,799	2,893,950	(15,849)
18	GOLD 100 OZ	12-Dec	3,198,666	3,193,020	(5,646)
217	JPN YEN CURR	12-Dec	34,920,525	34,806,800	(113,725)
257	LIVE CATTLE	12-Dec	13,121,280	12,819,160	(302,120)
139	LIVE CATTLE	13-Feb	7,283,930	7,140,430	(143,500)
29	LME COPPER	12-Dec	5,987,682	5,953,338	(34,344)
32	LME COPPER	13-Jul	6,271,587	6,566,400	294,813
28	LME COPPER	13-Mar	5,571,297	5,746,650	175,353
31	LME COPPER	13-May	6,141,897	6,362,363	220,466
7	LME COPPER	12-Nov	1,333,587	1,436,750	103,163
21	LME LEAD	12-Dec	1,183,350	1,197,525	14,175
17	LME NICKEL	12-Dec	1,871,496	1,884,552	13,056
3	LME NICKEL	12-Nov	288,096	332,262	44,166
50	LME ZINC	12-Dec	2,586,388	2,620,938	34,550
7	LME ZINC	12-Oct	324,635	362,512	37,877
14	LME ZINC	12-Nov	642,513	730,625	88,112
104	MEXICAN PESO	12-Dec	4,033,042	4,011,800	(21,242)
49	NATURAL GAS	12-Nov	1,518,831	1,626,800	107,969
43	PALLADIUM	12-Dec	2,838,640	2,755,440	(83,200)
86	PLATINUM	13-Jan	7,002,210	7,177,990	175,780
9	SILVER	12-Dec	1,526,383	1,555,965	29,582

See accompanying notes to financial statements.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS

			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	September 30, 2012 (a)	Gain/Loss
	US DOLLAR DENOMINATED (continued)
71	SUGAR #11 (WORLD)	13-Mar	$ 1,624,190	$ 1,623,798	$ (392)
104	US 10YR NOTE (CBT)	12-Dec	13,814,531	13,882,375	67,844
17	US LONG BOND(CBT)	12-Dec	2,547,875	2,539,375	(8,500)
86	WHEAT (KCB)	12-Dec	3,975,087	3,988,250	13,163
43	WTI CRUDE	12-Nov	3,942,450	3,964,170	21,720
					375,093

2,605	TOTAL LONG FUTURES CONTRACTS		$ 178,852,763	$ 179,702,865	$ 850,102

SCHEDULE OF FINANCIAL FUTURES
SHORT FUTURES CONTRACTS

			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	September 30, 2012 (a)	Gain/Loss
	EURO DENOMINATED
(397)	EURO-SCHATZ	12-Dec	$ (56,511,354)	$ (56,527,210)	$ (15,856)

	NORWEGIAN KRONE DENOMINATED
(4)	USD/NOK	12-Dec	(402,788)	(401,240)	1,548

	SWEDISH KRONA DENOMINATED
(11)	USD/SEK	12-Dec	(1,104,357)	(1,101,684)	2,673

	SWISS FRANC DENOMINATED
(71)	Euro CHF 3MO LIF	13-Dec	(18,902,107)	(18,902,107)	-

	UK POUNDS DENOMINATED
(57)	COCOA - LI	12-Dec	(1,542,591)	(1,502,998)	39,593

	US DOLLAR DENOMINATED
(431)	A$ CURRENCY	12-Dec	(44,523,440)	(44,405,930)	117,510
(17)	BP CURRENCY	12-Dec	(1,706,800)	(1,714,450)	(7,650)
(14)	BRENT CRUDE	12-Nov	(1,558,060)	(1,573,460)	(15,400)
(68)	COPPER	12-Dec	(6,304,350)	(6,388,600)	(84,250)
(71)	COPPER	13-Jul	(6,357,937)	(6,695,300)	(337,363)
(63)	COPPER	13-Mar	(5,730,312)	(5,931,450)	(201,138)
(68)	COPPER	13-May	(6,146,050)	(6,409,000)	(262,950)
(151)	CORN	13-Mar	(6,040,000)	(5,734,225)	305,775
(369)	EURO FX CURR	12-Dec	(59,679,875)	(59,325,975)	353,900
(8)	GOLD 100 OZ	12-Dec	(1,409,440)	(1,419,120)	(9,680)
(5)	LME COPPER	12-Dec	(1,032,259)	(1,026,437)	5,822
(7)	LME COPPER	12-Nov	(1,333,544)	(1,436,750)	(103,206)
(3)	LME NICKEL	12-Nov	(288,078)	(332,262)	(44,184)
(14)	LME ZINC	12-Dec	(735,701)	(733,863)	1,838
(7)	LME ZINC	12-Oct	(328,256)	(362,512)	(34,256)

See accompanying notes to financial statements.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
SCHEDULE OF FINANCIAL FUTURES
SHORT FUTURES CONTRACTS

			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	September 30, 2012 (a)	Gain/Loss
	US DOLLAR DENOMINATED (Continued)
(14)	LME ZINC	12-Nov	$ (641,987)	$ (730,625)	$ (88,638)
(34)	NEW ZEALAND $	12-Dec	(2,766,140)	(2,801,260)	(35,120)
(50)	WHEAT (CBT)	12-Dec	(2,256,012)	(2,256,250)	(238)
(28)	WTI CRUDE	12-Dec	(2,708,210)	(2,591,680)	116,530
(21)	WTI CRUDE	15-Dec	(1,876,720)	(1,858,710)	18,010
(17)	WTI CRUDE	12-Nov	(1,560,950)	(1,567,230)	(6,280)
					(310,968)

(2,000)	TOTAL SHORT FUTURES CONTRACTS		$ (233,447,318)	$ (233,730,328)	$ (283,010)

(a)

This Schedule of Financial Futures provides the detail of futures contracts the fund held as of the date of the financial statements, September 30, 2012. The amounts shown in column 4 ("Notional Value at Trade Date") and column 5 ("Notional Value at September 30, 2012") of this Schedule are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. Finally, the notional values as set forth within this Schedule of Financial Futures do not purport to represent economic value at risk to the Fund. The Fund is fully at risk for its investment in the commodity pools outlined elsewhere in this report, which totals $80,918,887.

WRITTEN OPTION CONTRACTS

No of Contracts				Maturity	Market Value
	Written Call Options
(36)	Corn @ 800			Dec-12	$ (33,075)
(36)	US Bond @ 146			Dec-12	(164,813)
	Total Call Options (Proceeds - $148,050)				(197,888)

	Written Put Options
(72)	Euro Rapseed @460			Feb-12	(37,777)
	Total Put Options (Proceeds -$34,076)

	Total Written Options (Proceeds - $182,126)				$ (235,665)

See accompanying notes to financial statements.

Altegris Macro Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2012

ASSETS
Investment securities:
At cost	$ 301,545,354
At value	$ 298,958,255
Segregated cash at broker	78,062,921
Cash	20,470,796
Unrealized appreciation on forward foreign currency exchange contracts	1,717,121
Unrealized appreciation on futures contracts	567,092
Receivable for Fund shares sold	528,615
Interest receivable	300,541
Receivable for securities sold	2,213
Prepaid expenses and other assets	387,515
TOTAL ASSETS	400,995,069

LIABILITIES
Management fees payable	867,332
Investment advisory fees payable	446,224
Incentive fees payable	2,954
Unrealized depreciation on forward foreign currency exchange contracts	3,493,460
Payable for Fund shares repurchased	322,713
Options written, at value (proceeds $182,126)	235,665
Fees payable to other affiliates	47,062
Distribution (12b-1) fees payable	37,429
Overdraft due to broker denominated in foreign currency (Cost $1,618,844)	1,672,285
Accrued expenses and other liabilities	147,174
TOTAL LIABILITIES	7,272,298
NET ASSETS	$ 393,722,771

Composition of Net Assets:
Paid in capital	$ 405,331,544
Accumulated net investment loss	(10,511,043)
Accumulated net realized loss from investments	2,805,596
Net unrealized depreciation of investments and foreign currency	(3,903,326)
NET ASSETS	$ 393,722,771

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 82,998,531
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	8,707,252
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)(b)	$ 9.53
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (c)	$ 10.11

Class C Shares :
Net Assets	$ 4,246,534
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	448,274
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.47

Class I Shares:
Net Assets	$ 215,358,777
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	22,515,211
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.57

Class N Shares:
Net Assets	$ 91,118,929
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	9,566,841
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.52

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.

(b) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(c) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Altegris Macro Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2012

INVESTMENT INCOME
Interest	$ 246,289

EXPENSES
Advisor fees	2,748,974
Incentive fees	144,707
Management fees	2,096,694
Distribution (12b-1) fees:
Class A	90,867
Class C	17,549
Class N	129,773
Administrative services fees	315,632
Transfer agent fees	75,434
Professional fees	72,757
Non 12b-1 shareholder servicing fees	65,102
Accounting services fees	40,464
Registration fees	37,121
Trustees fees and expenses	34,958
Printing and postage expenses	20,573
Custodian fees	8,771
Compliance officer fees	4,960
Interest expenses	2,441
Other expenses	35,232
TOTAL EXPENSES	5,942,009
Less: Fees waived by the Advisor	(93,362)
NET EXPENSES	5,848,647

NET INVESTMENT LOSS	(5,602,358)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Forward foreign currency exchange contracts	1,882,100
Futures contracts	5,974,449
Investments	297
Options contracts purchased	(3,782,220)
Options contracts written	(1,529)
Net Realized Gain/(Loss)	4,073,097

Net change in unrealized appreciation (depreciation) on:
Investments	22,246
Options contracts purchased	(2,502,958)
Foreign currency translations	(48,300)
Futures contracts	1,559,865
Options contracts written	(53,539)
Forward foreign currency exchange contracts	356,996
Net Change in Appreciation/(Depreciation)	(665,690)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	3,407,407

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (2,194,951)

See accompanying notes to financial statements.

Altegris Macro Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the	For the
	Six Months Ended	Period Ended
	September 31, 2012	March 31, 2012 (a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$ (5,602,358)	$ (5,972,828)
Net realized gain/loss on investments and foreign currency	4,073,097	(1,267,178)
Net change in unrealized appreciation (depreciation) on investments and foreign currency
	(665,690)	(3,237,636)
Net decrease in net assets resulting from operations	(2,194,951)	(10,477,642)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	37,617,856	74,966,808
Class C	1,836,801	2,901,393
Class I	89,054,198	194,276,593
Class N	39,233,500	108,948,668
Redemption fee proceeds:
Class A	760	1,347
Class C	18	38
Class I	2,356	3,936
Class N	1,820	2,757
Payments for shares redeemed:
Class A	(16,792,115)	(10,217,070)
Class C	(284,621)	(87,181)
Class I	(39,899,893)	(21,380,968)
Class N	(44,628,198)	(9,163,439)
Net increase from shares of beneficial interest transactions	66,142,482	340,252,882

NET INCREASE IN NET ASSETS	63,947,531	329,775,240

NET ASSETS
Beginning of Period	329,775,240	-
End of Period *	$ 393,722,771	$ 329,775,240
*Includes accumulated net investment loss of:	$ (10,511,043)	$ (4,908,685)

SHARE ACTIVITY
Class A:
Shares Sold	3,890,997	7,600,890
Shares Redeemed	(1,742,066)	(1,042,569)
Net increase in shares of beneficial interest outstanding	2,148,931	6,558,321

Class C:
Shares Sold	191,066	295,959
Shares Redeemed	(29,839)	(8,912)
Net increase in shares of beneficial interest outstanding	161,227	287,047

Class I:
Shares Sold	9,173,797	19,669,719
Shares Redeemed	(4,130,826)	(2,197,479)
Net increase in shares of beneficial interest outstanding	5,042,971	17,472,240

Class N:
Shares Sold	4,031,198	11,101,520
Shares Redeemed	(4,630,775)	(935,102)
Net increase/decrease in shares of beneficial interest outstanding	(599,577)	10,166,418

(a)	The Altegris Macro Strategy Fund commenced operations on June 1, 2011 and Class C Shares commenced operations on October 20, 2011.

See accompanying notes to financial statements.

Altegris Macro Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

		Class A		Class A (1)		Class C	Class C (2)
		Six Months Ended				Six Months Ended
		September 30, 2012		Period Ended		September 30, 2012	Period Ended
		(Unaudited)		March 31, 2012		(Unaudited)	March 31, 2012
Net asset value, beginning of period		$ 9.55		$ 10.00		$ 9.53	$ 9.95

Income (loss) from investment operations:
	Net investment gain/(loss) (3)	(0.15)		(0.36)		(0.19)	(0.22)
	Net realized and unrealized gain/(loss) on investments	0.13		(0.09)		0.13	(0.20)
Total from investment operations		(0.02)		(0.45)		(0.06)	(0.42)

Redemption fees collected (4)		0.00		0.00		0.00	0.00

Net asset value, end of period		$ 9.53		$ 9.55		$ 9.47	$ 9.53

Total return (5,6)		(0.21)%	(7)	(4.50)%	(7)	(0.63)%	(4.22)%

Net assets, at end of period (000s)		$ 82,999		$ 62,656		$ 4,247	$ 2,735

Ratios including the expenses and income of AGMS Fund Limited:
	Ratio of gross expenses to average net assets (8,9)	3.36%		4.75%		4.11%	5.50%
	Ratio of net expenses to average net assets (9)	3.31%		4.54%		4.06%	5.29%
	Ratio of net investment loss to average net assets (9)	(3.18)%		(4.43)%		(3.93)%	(5.17)%

Ratio excluding the expenses and income of AGMS Fund Limited:
	Ratio of gross expenses to average net assets (8,9)	2.00%		2.16%		2.75%	2.91%
	Ratio of net expenses to average net assets (9)	1.95%		1.95%		2.70%	2.70%
	Ratio of net investment loss to average net assets (9)	(1.83)%		(1.84)%		(2.57)%	(2.59)%

Portfolio Turnover Rate (6)		0%		0%		0%	0%

(1)	Class A Shares commenced operations on June 1, 2011.
(2)	Class C Shares commenced operations on October 20, 2011.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Represents less than $0.01 per share.
(5)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(6)	Not annualized.
(7)

Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(9)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Altegris Macro Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

		Class I		Class I (1)		Class N		Class N (1)
		Six Months Ended				Six Months Ended
		September 30, 2012		Period Ended		September 30, 2012		Period Ended
		(Unaudited)		March 31, 2012		(Unaudited)		March 31, 2012
Net asset value, beginning of period		$ 9.57		$ 10.00		$ 9.55		$ 10.00

Income (loss) from investment operations:
	Net investment gain/(loss) (2)	(0.14)		(0.34)		(0.15)		(0.36)
	Net realized and unrealized gain/(loss) on investments	0.14		(0.09)		0.12		(0.09)
Total from investment operations		(0.01)		(0.43)		(0.03)		(0.45)

Redemption fees collected (3)		0.00		0.00		0.00		0.00

Net asset value, end of period		$ 9.57		$ 9.57		$ 9.52		$ 9.55

Total return (4,5)		(0.00)%	(6)	(4.30)%	(6)	(0.31)%	(6)	(4.50)%	(6)

Net assets, at end of period (000s)		$ 215,359		$ 167,290		$ 91,119		$ 97,095

Ratios including the expenses and income of AGMS Fund Limited:
	Ratio of gross expenses to average net assets (7,8)	3.11%		4.50%		3.36%		4.75%
	Ratio of net expenses to average net assets (8)	3.06%		4.29%		3.31%		4.54%
	Ratio of net investment loss to average net assets (8)	(2.93)%		(4.19)%		(3.18)%		(4.44)%

Ratio excluding the expenses and income of AGMS Fund Limited:
	Ratio of gross expenses to average net assets (7,8)	1.75%		1.91%		2.00%		2.16%
	Ratio of net expenses to average net assets (8)	1.70%		1.70%		1.95%		1.95%
	Ratio of net investment loss to average net assets (8)	(1.57)%		(1.60)%		(1.83)%		(1.86)%

Portfolio Turnover Rate (5)		0%		0%		0%		0%

(1)	Class I and Class N shares commenced operations on June 1, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(5)	Not annualized.
(6)

Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Altegris Macro Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

September 30, 2012

1.

ORGANIZATION AND CONSOLIDATION OF SUBSIDIARY

The Altegris Macro Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund commenced operations on June 1, 2011. The Fund’s investment objective is to seek absolute returns. The Fund seeks to achieve its investment objective by allocating its assets between Global Macro strategies and a Fixed Income Strategy.

The consolidated financial statements of the Fund include AGMS Fund Limited (“AGMS”), a wholly-owned and controlled subsidiary of which the Fund may invest up to 25% of its total assets. AGMS invests in the global derivatives markets through the use of a separate controlled foreign corporation (“CFC”), Global Macro Strategy Limited (“GMSL”). GMSL, a wholly–owned subsidiary, is a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on April 6, 2011 and is a disregarded entity for US tax purpose. GMSL uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”) registered with the U.S. Commodity Futures Trading Commission. Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.

A summary of the Fund’s investment in AGMS is as follows:

	Inception Date of AGMS	AGMS Net Assets at September 30, 2012	% Of Total Net Assets at September 30, 2012
AGMS	4/13/2011	$80,918,887	20.55%

The Fund offers Class A, Class C, Class I and Class N shares. The Fund added Class C shares October 20, 2011. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge ("CDSC") on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C and N shares of the Fund are offered at their NAV without an initial sales charge. Class I shares of the Fund are offered at net asset value (“NAV”) without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Altegris Macro Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2012

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.

Altegris Advisors, LLC (the “Advisor”) fair values AGMS investments daily based on the CTA’s position information on a next-trading day basis. The Advisor applies current day pricing to the CTA positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA.  The Advisor receives a daily CTA estimated profit and loss figure from the CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to reviewing current prices and speaking with the CTA.  The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisors estimate or the CTA’s estimate. The Advisors fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.   For financial reporting purposes, at September 30, 2012, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price at 4pm eastern time.

Options and Futures shall be valued at the close price at 4pm eastern time on the valuation date. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (“Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Altegris Macro Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Bonds & Notes	$ -	$ 120,340,899	$ -	$ 120,340,899
Certificates of Deposit	32,200,000	-	-	32,200,000
Commercial Paper	89,196,882	-	-	89,196,882
Discount Agency Notes	39,803,789	-	-	39,803,789
U.S. Government Obligations	12,149,513	-	-	12,149,513
				$ 293,691,083
Derivatives
Purchase options	$ 4,267,172	$ -	$ -	$ 4,267,172
Futures	3,011,298	-	-	3,011,298
Forward currency exchange contracts	-	1,717,121	-	1,717,121

Liabilities
Derivatives
Written options	$ (235,665)	$ -	$ -	$ (235,665)
Futures	(2,244,206)	-	-	(2,244,206)
Forward currency exchange contracts	-	(3,493,460)	-	(3,493,460)

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the beginning of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid at least annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Altegris Macro Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2012

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2012. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, AGMS is an exempted Cayman investment company. AGMS has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AGMS is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, AGMS net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended September 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, Options, Futures and Foreign Exchange Contracts amounted to $0 and $0, respectively. For the six months ended September 30, 2012, cost of purchases and proceeds from sales of U.S. Government securities, other than short-term investments, amounted to $0 and $0 respectively.

During the normal course of business, the Company purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Market risk Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund.  The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments.  The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty risk Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the majority of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Prime Broker, including assets directly traceable to the Fund, with Newedge Group, (the “Prime Broker”) the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Liquidity risk Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments.  Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid.  As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

Altegris Macro Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2012

Currency risk The Fund invests in financial instruments and enters into transactions that are denominated in currencies other than its functional currency. Consequently, the Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of the Fund’s assets or liabilities denominated in currencies other than the USD. The Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arises.

Futures and forwards - Futures and forward contracts are commitments either to purchase or sell a designated financial instrument, currency, commodity or an index at a specified future date for a specified price and may be settled in cash or another financial asset. Futures are standardized exchange-traded contracts whereas forwards are individually traded over- the-counter contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Futures contracts have little credit risk because the counterparties are futures exchanges. Forward contracts result in credit exposure to the counterparty.

Futures and forward contracts both result in exposure to market risk based on changes in market prices relative to contracted amounts. Market risks arise due to the possible movement in foreign currency exchange rates, indices, and securities’ values underlying these instruments. In addition, because of the low margin deposits normally required in relation to notional contract sizes, a high degree of leverage may be typical of a futures or forward trading account. As a result, a relatively small price movement in an underlying of a futures or forward contract may result in substantial losses to the Fund. While forward contracts are generally subject to liquidity risk, futures trading may also be illiquid. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Fund could be prevented from promptly liquidating unfavourable positions and thus could be subject to substantial losses.

As of September 30, 2012 the following Forward Currency Exchange contracts were open:

Forward Currency Contracts
						Unrealized
		Expiration	Currency Amount	Cost		Appreciation
Purchase Contracts *	Currency	Dates	Purchased	(US $)	Fair Value	/(depreciation)
AUSTRALIAN DOLLAR	AUD	10/02-10/17/12	61,853,691	$ 64,624,778	$ 64,120,717	$ (504,061)
BRAZILIAN REAL	BRL	10/01-12/19/2012	37,668,182	18,554,194	18,544,912	(9,282)
CANADIAN DOLLAR	CAD	10/01-10/17/2012	165,294,907	168,683,668	167,876,195	(807,473)
CHILEAN PESO	CLP	10/10-12/19/2012	3,524,408,102	7,315,777	7,401,681	85,904
CHINA YUAN RENMINBI	RMB	3/15-5/15/2012	56,761,513	8,901,154	8,903,367	2,213
CZECH KORUNA	CZK	10/01-10/17/2012	20,881,663	1,098,415	1,068,290	(30,125)
EURO	EUR	10/01-10/18/2012	68,186,261	87,777,283	87,696,260	(81,023)
HUNGARY FORINT	HUF	10/01-10/17/2012	266,004,257	1,217,218	1,196,182	(21,036)
INDIAN RUPEE	INR	10/10-3/20/2013	584,783,904	10,880,564	10,990,628	110,064
INDONESIAN RUPIAH	IDR	12/19/2012	7,522,989,909	782,538	775,896	(6,642)
JAPANESE YEN	JPY	10/01-12/19/2012	12,524,028,098	159,936,750	160,728,738	791,988
MEXICAN PESO	MXN	10/01-10/17/2012	38,901,427	3,031,346	3,022,279	(9,067)
NEW ISRAELI SHEKEL	ILS	10/02-10/17/2012	981,377	250,354	250,228	(126)
NEW ZEALAND DOLLAR	NZD	10/01-10/17/2012	15,958,532	13,255,938	13,244,954	(10,984)
NORWEGIAN KRONE	NOK	10/01-10/17/2012	16,955,509	2,965,772	2,959,673	(6,099)
PHILIPPINO PESO	PHP	12/19/2012	31,125,619	738,563	744,307	5,744
POLISH ZLOTY (NEW)	PLN	10/01-10/17/2012	22,032,910	6,919,507	6,873,935	(45,572)
REPUBLIC OF KOREA WON	KRW	10/04-12/20/2012	14,550,663,156	12,937,455	13,082,121	144,666
RUSSIAN ROUBLE (NEW)	RUB	10/01-3/20/2013	123,791,713	3,973,561	3,938,162	(35,399)
SINGAPORE DOLLAR	SGD	10/01-10/17/2012	746,821	608,260	608,424	164
SOUTH AFRICAN RAND	ZAR	10/01-10/17/2012	45,395,443	5,526,097	5,457,446	(68,651)
SWEDISH KRONA	SEK	10/01-10/17/2012	58,010,991	8,864,934	8,835,390	(29,544)
SWISS FRANC	CHF	10/01-10/17/2012	51,968,480	55,534,592	55,313,584	(221,008)
TAIWAN DOLLAR (NEW)	TWD	12/19-3/20/2013	9,635,286	326,126	329,191	3,065
TURKISH LIRA NEW	TRY	10/01-9/18/2013	8,801,219	4,896,365	4,884,942	(11,423)
UK POUNDS	GBP	10/01-10/17/2012	17,393,868	28,163,970	28,119,345	(44,625)

				$ 677,765,179	$ 676,966,847	$ (798,332)

Altegris Macro Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2012

						Unrealized
		Expiration	Currency amount	Cost		Appreciation
Sales Contracts *	Currency	Dates	sold	(US $)	Fair Value	/(depreciation)
AUSTRALIAN DOLLAR	AUD	10/02-10/17/2012	(62,059,773)	$ (64,528,841)	$ (64,334,698)	$ 194,143
BRAZILIAN REAL	BRL	10/01-12/19/2012	(28,046,329)	(13,729,077)	(13,823,834)	(94,757)
CANADIAN DOLLAR	CAD	10/01-10/17/2012	(37,675,220)	(38,367,209)	(38,286,908)	80,301
CHILEAN PESO	CLP	10/10-12/19/2012	(3,270,337,712)	(6,864,305)	(6,872,364)	(8,059)
CHINA YUAN RENMINBI	RMB	3/05-5/15/2012	(56,609,592)	(8,901,154)	(8,881,076)	20,078
CZECH KORUNA	CZK	10/01-10/17/2012	(10,443,877)	(538,199)	(534,310)	3,889
EURO	EUR	10/01-12/19/2012	(121,226,914)	(156,066,681)	(155,936,899)	129,782
HUNGARY FORINT	HUF	10/01-10/17/2012	(143,154,203)	(647,260)	(644,099)	3,161
INDIAN RUPEE	INR	10/10-3/20/2013	(281,934,638)	(5,096,339)	(5,310,444)	(214,105)
INDONESIAN RUPIAH	IDR	12/19/2012	(4,245,915,580)	(438,033)	(437,910)	123
JAPANESE YEN	JPY	10/01-10/17/2012	(4,235,208,097)	(54,408,770)	(54,331,859)	76,911
MEXICAN PESO	MXN	10/01-10/17/2012	(1,863,777)	(145,097)	(144,711)	386
NEW ISRAELI SHEKEL	ILS	10/02-10/17/2012	(2,252,021)	(576,372)	(574,105)	2,267
NEW ZEALAND DOLLAR	NZD	10/01-10/17/2012	(15,749,714)	(13,061,019)	(13,071,529)	(10,510)
NORWEGIAN KRONE	NOK	10/01-10/17/2012	(15,325,572)	(2,673,936)	(2,675,347)	(1,411)
PHILIPPINO PESO	PHP	12/19/2012	(29,504,404)	(698,477)	(705,539)	(7,062)
POLISH ZLOTY (NEW)	PLN	10/01-10/17/2012	(11,096,535)	(3,485,142)	(3,462,538)	22,604
REPUBLIC OF KOREA WON	KRW	10/04-12/20/2012	(7,102,387,977)	(6,369,401)	(6,386,745)	(17,344)
RUSSIAN ROUBLE (NEW)	RUB	10/01-3/20/2013	(106,070,744)	(3,342,404)	(3,383,053)	(40,649)
SINGAPORE DOLLAR	SGD	10/01-10/17/2012	(1,488,751)	(1,214,845)	(1,212,859)	1,986
SOUTH AFRICAN RAND	ZAR	10/01-10/17/2012	(44,803,874)	(5,402,665)	(5,387,117)	15,548
SWEDISH KRONA	SEK	10/01-10/17/2012	(44,333,230)	(6,773,035)	(6,752,322)	20,713
SWISS FRANC	CHF	10/01-12/19/2012	(32,616,582)	(34,486,961)	(34,715,193)	(228,232)
TAIWAN DOLLAR (NEW)	TWD	12/19-3/20/2013	(9,355,602)	(313,604)	(319,606)	(6,002)
TURKISH LIRA NEW	TRY	10/01-9/18/2013	(911,019)	(497,112)	(495,691)	1,421
UK POUNDS	GBP	10/01-12/19/2012	(49,125,521)	(78,492,877)	(79,416,066)	(923,189)

				$ (507,118,815)	$ (508,096,822)	$ (978,007)

Total unrealized gain on forward foreign currency contracts						$ (1,776,339)

* For the purpose of this presentation, each cross-currency contract is shown as both a purchase and a sale against the US Dollar.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The number of option contracts purchased/written and the premiums received by the Fund for the six months ended September 30, 2012 were as follows:

	Written Call Options		Written Put Options
	Number of	Premiums	Number of	Premiums
Call/Put Options	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	-	$ -	-	$ -
Options purchased/written	2,542	520,346	4,010	1,242,902
Options closed	(285)	(195,428)	(1,810)	(1,089,109)
Options expired	(2,185)	(176,868)	(2,128)	(119,717)
Options outstanding, end of period	72	$ 148,050	72	$ 34,076

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at September 30, 2012 is a reflection of the volume of derivative activity for the Fund.

Altegris Macro Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2012

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of September 30, 2012:

Location on the Consolidated Statement of Assets and Liabilities
Derivates Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Commodity	Investment securities	Options Written
Interest contracts	Unrealized appreciation on futures contracts
Currency	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of September 30, 2012:

Asset Derivatives Investment Value
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at September 30, 2012
Futures	$ -	$ 475,631	$ 2,443,107	$ 92,560	$ 3,011,298
Purchased Options	-	10,089	4,257,083	-	4,267,172
Forward Contracts	-	1,717,121	-	-	1,717,121
	$ -	$ 2,202,841	$ 6,700,190	$ 92,560	$ 8,995,591

Liability Derivatives Investment Value
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at September 30, 2012
Futures	$ -	$ (220,236)	$ (2,199,614)	$ (24,356)	$ (2,444,206)
Written Options	-	-	(70,852)	(164,813)	(235,665)
Forward Contracts	-	(3,493,460)	-	-	(3,493,460)
	$ -	$ (3,713,696)	$ (2,270,466)	$ (189,169)	$ (6,173,331)

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended September 30, 2012:

Derivative Investment Type

Location of Gain (Loss) on Derivatives

Equity/Currency/Commodity/

Net realized gain/(loss) from options contracts purchased

    Interest rate contracts

Net realized gain (loss) from futures contracts

Net realized gain (loss) from option contracts written

Net realized gain (loss) from forward foreign currency exchange contracts

Appreciation (depreciation) on options contracts purchased

Appreciation (depreciation) on futures contracts

Appreciation (depreciation) on forward foreign currency exchange contracts

Appreciation (depreciation) on option contracts written

Altegris Macro Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2012

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended September 30, 2012:

Realized gain/(loss) on derivatives recognized in the statement of operations
Derivative Investment type	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at September 30, 2012
Futures	$ 148,932	$ (4,461,466)	$ 8,692,499	$ 1,594,484	$ 5,974,449
Written options	24,069	179,465	(104,333)	(100,730)	(1,529)
Purchased Options	(35,893)	45,564	(3,791,891)	-	(3,782,220)
Forward Contracts	-	1,882,100	-	-	1,882,100
	$ 137,108	$ (2,354,337)	$ 4,796,275	$ 1,493,754	$ 4,072,800

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the statement of Operations
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at September 30, 2012
Futures	$ (84,059)	$ 1,040,923	$ 645,173	$ (42,172)	$ 1,559,865
Written options	-	-	12,264	(65,813)	(53,549)
Purchased Options	-	-	(2,437,145)	(65,813)	(2,502,958)
Forward Contracts	-	356,996	-	-	356,996
	$ (84,059)	$ 1,397,919	$ (1,779,708)	$ (173,798)	$ (639,646)

4. INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

The business activities of the Fund, is overseen by the Board which is responsible for the overall management of the Fund. Altegris Advisors, L.L.C., serves as the Fund’s investment advisor (the “Advisor”). The Fund’s advisor delegates managements of the Fund’s Fixed Income strategy portfolio to J.P. Morgan Investment Management, Inc., who serves as the Sub-Advisor (the “Sub-Advisor”). The Fund employs Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, the Sub-Advisor is entitled to receive, on a monthly basis, an annual sub-advisory fee on the fixed income portion of the Fund’s average daily net assets. The Sub-Advisor is paid by the Advisor not the Fund.

The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least October 31, 2012, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses (GMSL) or extraordinary expenses such as litigation) will not exceed 1.95%, 2.70%, 1.70% and 1.95% of the daily average net assets attributable to each of the Class A, Class C, Class I and Class N shares, respectively. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  For the six months ended September 30, 2012, the Advisor waived fees in the amount of $93,362.  As of September 30, 2012 the Fund may recapture $251,251 and $93,362 through March 30, 2015 and 2016, respectively.

During the six months ended September 30, 2012 GMSL engaged Denali Asset Management LLP (Denali), Krom River Investment Management (Krom), Ortus Capital Management (Ortus) and Queensboro Advisors, LLC (Queensboro) each a CTA to provide advisory services. Pursuant to the terms of the Advisory Agreement with GMSL, Denali, Krom, Ortus and Queensboro direct the Fund’s commodity trading activities under the Global Macro strategies. As compensation for its services and the related expenses borne by the Denali, Krom, Ortus and Queenboro, each a CTA, the Fund agrees to pay a management fees and incentive fees, respective to each CTA. Per Agreements for services rendered during the six months ended September 30, 2012, the CTA’s, as a whole received, $2,096,694 in management fees and $144,707 in incentive fees of which $867,332 in management fees and $2,954 in incentive fees were payable at end of the period.

Altegris Macro Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2012

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A and Class N shares, and at an annual rate of 1.00% of the average daily net assets attributable to Class C shares. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”); to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended September 30, 2012, pursuant to the Plan, Class A, Class C and Class N shares paid $90,867, $17,549 and $129,773, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I and Class N shares. The Distributor is an affiliate of GFS. During the six months ended September 31, 2012, the Distributor received $38,316 in underwriting commissions for sales of Class A shares, of which $5,548 was retained by the principal underwriter or other affiliated broker-dealers.

The Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor.  Each Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

The administration of GMSL is performed by Maples Fund Services (Cayman) Limited (the “Administrator”). Pursuant to the terms of the Administration Agreement with GMSL, the Administrator receives a recurring fee accrued on a twice a week basis as a percentage of the net asset value of GMSL prior to subscriptions issued, and before any management fees accrued. Such fee is paid quarterly in arrears. The fee is subject to a monthly minimum charge of $23,000 for the first 6 months, $26,500 for the next 6 months and $30,000 per months thereafter and the Fund shall pay an acceptance fee of $2,500 for each class or series of shares initially issued by the Fund invested or to be invested in a CTA Portfolio. Additional fees may be incurred due to out of pocket expenses or additional services rendered.

The Fund is part of a series of Altegris Funds or (“Family”) comprised of the Fund, Altegris Managed Futures Strategy Fund Altegris Futures Evolution Strategy Fund and Altegris Equity Long Short Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each fund. Pursuant to separate servicing agreements with GFS, the funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Family. GFS provides a Principal Executive Officer and a Principal Financial Officer to each Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For the provision of these services, Gemcom receives customary fees from the Fund.

5.   REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the six months ended September 30, 2012, Class A, Class C, Class I and Class N shares, assessed redemption fees in the amounts of $760, $18, $2,356 and $1,820, respectively.

Altegris Macro Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2012

6.  TAX COMPONENTS OF CAPITAL

As of March 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post October	Other Book/	Unrealized	Total
Ordinary	Long-Term	Loss	& Late Year	Tax	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Losses	Differences	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ -	$ (1,330,479)	$ (8,070,928)	$ (12,415)	$ (9,413,822)

The difference between book basis and tax basis unrealized appreciation/ (depreciation, accumulated net investment loss and accumulated net realized loss from security transactions are primarily attributable to the tax adjustments relating to the Fund’s holding in AGMS.

Permanent book and tax differences, primarily attributable to net operating losses resulted in reclassification for the period ended March 31, 2012 as follows: a decrease in paid in capital of $1,063,820; a decrease in accumulated net investment losses of $1,064,143; and an increase in accumulated net realized loss from security transactions of $323.

7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund Section 2(a)(9) of the Act.  As of September 30, 2012, Genworth Financial Trust held 61% of the voting securities of Class N and Charles Schwab held approximately 32% of the voting securities Class I.

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Altegris Macro Strategy Fund

EXPENSE EXAMPLES (Unaudited)

September 30, 2012

As a shareholder of the Altegris Macro Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Altegris Macro Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning April 1, 2012 and ending September 30, 2012.

Table 1.  Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2.  Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Altegris Macro Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
Actual
Expenses		4/1/12	9/30/2012	4/1/12 – 9/30/12
Class A	3.31%	$1,000.00	$996.90	$16.57
Class C	4.06%	$1,000.00	$993.70	$20.29
Class I	3.06%	$1,000.00	$999.00	$15.33
Class N	3.31%	$1,000.00	$997.90	$16.58
Table 2
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
Hypothetical
(5% return before expenses)		4/1/12	9/30/2012	4/1/12 – 9/30/12
Class A	3.31%	$1,000.00	$1,008.47	$16.67
Class C	4.06%	$1,000.00	$1,004.71	$20.40
Class I	3.06%	$1,000.00	$1,009.73	$15.42
Class N	3.31%	$1,000.00	$1,008.47	$16.67

*  Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Approval of the Advisory Agreement – Altegris Macro Strategy Fund *

In connection with a regular meeting held on March 23, 2011, the Board of Trustees (the "Board") of the Northern Lights Fund Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Altegris Advisors, LLC (the "Adviser") and the Trust, on behalf of the Altegris Macro Strategy Fund (the "Fund"). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser; (b) the Fund's management fees and operating expenses compared with similar mutual funds; (c) arrangements in respect of the distribution of the Fund's shares; (d) the overall organization of the Adviser; and (e) the financial condition of the Adviser.

Nature, Extent and Quality of Services.   A presentation was given by representatives of the Adviser regarding the Fund’s investment objective and investment strategies.  The Trustees then discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its Fund management personnel. The Board then reviewed the capitalization of the Fund’s Adviser based on financial statements provided by the Adviser in the Board materials and concluded that the Fund’s Adviser were sufficiently capitalized (or had other financial resources) to meet its obligations to the Trust. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider investment performance of the Fund.  The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.50% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fees as well as its overall expense ratio, were acceptable in light of the quantity of the services the Fund expects to receive from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund, whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund

Approval of the Sub-Advisory Agreement *

During the Meeting, the Board, including a majority of the Independent Trustees, also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between JP Morgan Investment Management Inc. (“Sub-Adviser”) and the Trust, on behalf of Fund.  In considering the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement from the Sub-Adviser.  These materials included: (a) information on the investment performance of the Sub-Adviser; (b) the overall organization of the Sub-Adviser, (b) investment management staffing, (c) the financial condition of the Sub-Adviser. The following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement include the following:

Nature, Extent and Quality of Services.   The Trustees discussed the nature of the Sub-Adviser’s operations, the quality of the Sub-Adviser’s compliance infrastructure and the experience of its Fund management personnel. The Board then reviewed the capitalization of the Fund’s Sub-Adviser based on financial statements provided by the Sub-Adviser in the Board materials and concluded that the Fund’s Sub-Adviser were sufficiently capitalized (or had other financial resources) to meet its obligations to the Trust. The Trustees concluded that the Sub-Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider investment performance of the Fund. However, the Board, including the Independent Trustees, considered the Sub-adviser’s past performance with existing clients. The Board concluded that the Sub-adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board then discussed the proposed fees to be paid to the Sub-Adviser and concluded that the Fund’s sub-advisory fees, as well as its overall expense ratio, were acceptable in light of the quality of the services the Fund expected to receive from the Sub-Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund, whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, the Board was satisfied that the Sub-Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Sub-Advisory Agreement and concluded that the sub-advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-524-9441 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-524-9441.

INVESTMENT ADVISOR

Altegris Advisors, L.L.C

1200 Prospect Street, Suite 550

La Jolla, CA 92037

SUB-ADVISOR

J.P. Morgan Investment Management, Inc.

270 Park Avenue

New York, NY 10017

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

altegris. TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.®

www.altegris.com/mutualfunds

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

 Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

12/10/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

12/10/12

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/10/12